DEFERRED REVENUE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Movement in Deferred Revenue [Roll Forward]
Accounts receivable potentially used to offset fees		$ 37.7
Piceance/DJ Basins | Gathering Services and Related Fees
Movement in Deferred Revenue [Roll Forward]
Recognition amount	$ 37.7
Accrued Income Receivable
Movement in Deferred Revenue [Roll Forward]
Shortfall payment billings included in accounts receivable	$ 4.3